ACQUIRED INTANGIBLE ASSETS, NET (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2022 CNY (¥)	Sep. 30, 2021 CNY (¥)	Sep. 30, 2020 CNY (¥)	Sep. 30, 2022 USD ($)
ACQUIRED INTANGIBLE ASSETS, NET
Gross Carrying Amount	¥ 76,168	¥ 76,168
Accumulated Amortization	(73,092)	(72,307)
Impairment Loss	(87)	(87)
Net Balance	2,989	3,774		$ 421
Impairment on intangible assets	87,000	87,000	¥ 0
Technology Rights
ACQUIRED INTANGIBLE ASSETS, NET
Gross Carrying Amount	71,429	71,429
Accumulated Amortization	(68,440)	(67,655)
Net Balance	2,989	3,774
Others
ACQUIRED INTANGIBLE ASSETS, NET
Gross Carrying Amount	4,739	4,739
Accumulated Amortization	(4,652)	(4,652)
Impairment Loss	¥ (87)	¥ (87)